HOT MADEN INTEREST (Narrative) (Details) - Hot Maden Associate [member] $ in Millions	6 Months Ended
Dec. 31, 2017 USD ($)
Disclosure detailed information about asset acquisitions [line items]
Proportion of ownership interest in associate	30.00%
Capital commitment related to investment in associate	$ 4.3